INVESTMENTS - LISTED SHARES (Details) - CAD ($) $ / shares in Units, $ in Thousands, shares in Millions		1 Months Ended	12 Months Ended	17 Months Ended
	Jul. 20, 2022	Jul. 31, 2022	Dec. 31, 2023	Dec. 31, 2023
INVESTMENTS - LISTED SHARES
Number of trading days for VWAP of shares on TSXV	20 days
Lac Gueret property
INVESTMENTS - LISTED SHARES
Preliminary economic assessment expense			$ 409
Mason
INVESTMENTS - LISTED SHARES
Number of shares subscribed	5
Value of investment	$ 2,500
Price paid per share	$ 0.50
Closing price per share			$ 0.22	$ 0.22
Gain (loss) from change in fair value of investments in common shares.			$ 275	$ 1,425
Mason | Lac Gueret property
INVESTMENTS - LISTED SHARES
Number of shares subscribed		5
Percentage of property agreed to acquire		51.00%
Investment in exploration activities		$ 10,000